9. INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Interest Expense
Schedule of interest expense

Years ended December 31,	2017	2016	2015
Interest on indebtedness	$209,136	$195,523	$182,506
Interest on derivative instruments	3,071	2,303	3,721
Interest on satellite performance incentive payments	4,750	5,548	4,362
Interest on employee benefit plans (Note 29)	1,511	1,733	1,976
Capitalized interest (Note 16)	(18,324)	(6,292)	(9,268)
Interest expense	$200,144	$198,815	$183,297